Trading revenues	6 Months Ended
Jun. 30, 2020
Trading revenues
7 Trading revenues
in	2Q20	1Q20	2Q19	6M20	6M19
Trading revenues (CHF million)
Interest rate products	1,374	(2,248)	(334)	(874)	96
Foreign exchange products	539	571	(60)	1,110	(275)
Equity/index-related products	(375)	319	114	(56)	854
Credit products	(682)	1,899	198	1,217	(130)
Commodity and energy products	69	28	36	97	84
Other products	329	358	228	687	393
Trading revenues	1,254	927	182	2,181	1,022
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
> Refer to “Note 7 – Trading revenues” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information on trading revenues and managing trading risks.

Bank
Trading revenues
7 Trading revenues
in	6M20	6M19
Trading revenues (CHF million)
Interest rate products	(921)	94
Foreign exchange products	1,113	(276)
Equity/index-related products	(88)	924
Credit products	1,217	(130)
Commodity and energy products	97	84
Other products	687	391
Trading revenues	2,105	1,087
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.